UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 18, 2017 to December 15, 2017

Commission File Number of issuing entity:  333-206361-11

Central Index Key Number of issuing entity:  0001709967

JPMCC Commercial Mortgage Securities Trust 2017-JP7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206361

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682518

Starwood Mortgage Funding VI LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4041011
38-4041012
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	___	___	X	___
A-2	___	___	X	___
A-3	___	___	X	___
A-4	___	___	X	___
A-5	___	___	X	___
A-SB	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 15, 2017 a distribution was made to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP7.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMCC Commercial Mortgage Securities Trust 2017-JP7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 18, 2017 to December 15, 2017. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Starwood Mortgage Funding VI LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Starwood Mortgage Funding VI LLC is 0001682518.

Benefit Street Partners CRE Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Benefit Street Partners CRE Finance LLC is 0001632269.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2017 under Commission File No. 333-206361-11 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2017 under Commission File No. 333-206361-11 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On December 1, 2017, a complaint against CWCapital Asset Management LLC (“CWCAM”) and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463. The gravamen of the complaint alleges breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr Ltd. In total, there are fourteen (14) counts pled in the complaint. Of those 14, five (5) claims are asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion, and unjust enrichment. CWCAM denies the claims and intends to vigorously defend itself against these claims.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMCC Commercial Mortgage Securities Trust 2017-JP7, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMCC Commercial Mortgage Securities Trust 2017-JP7, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$5,567.06
Current Distribution Date	12/15/2017	$5,376.71

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP7, relating to the December 15, 2017 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2017 under Commission File No. 333-206361-11 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2017 under Commission File No. 333-206361-11 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: December 29, 2017

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP7, relating to the December 15, 2017 distribution.
EX 102	ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2017 under Commission File No. 333-206361-11 and incorporated by reference herein).
EX 103	ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2017 under Commission File No. 333-206361-11 and incorporated by reference herein).